Note 4 - Patents - Schedule of Patents (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Net Book Value	$ 1,059,026	$ 1,139,255
Patents [Member]
Gross Carrying Amount	1,400,000	1,400,000
Accumulated Amortization	(340,974)	(260,745)
Net Book Value	$ 1,059,026	$ 1,139,255